INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure
Net operating loss carryforwards	$ 129,741,293	$ 131,416,993
Deferred tax assets valuation allowance	21,316,154	21,923,356	$ 18,262,801	$ 11,307,489
Deferred tax assets without valuation allowance	0	145,882	1,510,584
Deferred tax assets valuation allowance, increase amount	0	3,327,769	3,574,020
Deferred tax assets valuation allowance, decrease amount	0	1,304,439	0
Utilization of deferred tax assets	1,343,434	1,295,241	187,483
Tax benefit	$ 35,960,865	$ 20,409,721	$ 12,986,310
USA
Income Tax Disclosure
Term of operating loss carryforward (in years)	5 years
PRC
Income Tax Disclosure
Term of operating loss carryforward (in years)	10 years